Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

October 31, 2019

ASE-QTLY-1219
1.884778.115

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	949,100	$36,530,859
Entertainment - 2.7%
Activision Blizzard, Inc.	638,421	35,770,729
Electronic Arts, Inc. (a)	71,100	6,854,040
Netflix, Inc. (a)	55,400	15,922,514
Take-Two Interactive Software, Inc. (a)	13,700	1,648,795
The Walt Disney Co.	246,717	32,053,473
Viacom, Inc. Class B (non-vtg.)	82,000	1,767,920
		94,017,471
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (a)	8,000	10,070,400
Class C (a)	78,366	98,749,780
Facebook, Inc. Class A (a)	366,400	70,220,560
IAC/InterActiveCorp (a)	17,000	3,863,250
TripAdvisor, Inc. (a)	13,700	553,480
Twitter, Inc. (a)	126,200	3,782,214
		187,239,684
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	124,100	3,840,895
Charter Communications, Inc. Class A (a)	22,600	10,573,636
Comcast Corp. Class A	156,548	7,016,481
Discovery Communications, Inc. Class A (a)(b)	56,000	1,509,480
Liberty Media Corp. Liberty SiriusXM Series A (a)	39,000	1,751,490
		24,691,982
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)	90,600	562,626

TOTAL COMMUNICATION SERVICES		343,042,622

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Aptiv PLC	91,500	8,193,825
Diversified Consumer Services - 0.3%
Service Corp. International	206,900	9,409,812
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza, Inc.	46,000	12,494,520
McDonald's Corp.	211,800	41,661,060
Royal Caribbean Cruises Ltd.	119,200	12,972,536
		67,128,116
Household Durables - 0.3%
Lennar Corp. Class A	161,300	9,613,480
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	41,100	73,020,726
Etsy, Inc. (a)	110,900	4,933,941
The Booking Holdings, Inc. (a)	13,260	27,166,690
		105,121,357
Leisure Products - 0.4%
Brunswick Corp.	166,300	9,685,312
Hasbro, Inc.	36,300	3,532,353
		13,217,665
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	160,100	17,675,040
Specialty Retail - 2.6%
Burlington Stores, Inc. (a)	69,330	13,323,146
The Home Depot, Inc.	177,879	41,726,856
TJX Companies, Inc.	375,896	21,670,404
Ulta Beauty, Inc. (a)	54,400	12,683,360
Urban Outfitters, Inc. (a)	96,100	2,758,070
		92,161,836
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	20,300	2,034,872
NIKE, Inc. Class B	229,600	20,560,680
		22,595,552

TOTAL CONSUMER DISCRETIONARY		345,116,683

CONSUMER STAPLES - 6.5%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	51,004	9,707,591
Keurig Dr. Pepper, Inc.	176,943	4,982,715
Monster Beverage Corp. (a)	171,698	9,637,409
PepsiCo, Inc.	77,300	10,603,241
The Coca-Cola Co.	671,654	36,558,127
		71,489,083
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	20,200	6,001,622
Kroger Co.	303,100	7,468,384
U.S. Foods Holding Corp. (a)	169,000	6,704,230
Walmart, Inc.	94,500	11,081,070
		31,255,306
Food Products - 0.9%
Bunge Ltd.	85,100	4,595,400
Conagra Brands, Inc.	126,000	3,408,300
Mondelez International, Inc.	362,900	19,034,105
The J.M. Smucker Co.	47,400	5,009,232
		32,047,037
Household Products - 1.7%
Colgate-Palmolive Co.	238,784	16,380,582
Energizer Holdings, Inc.	139,300	5,918,857
Procter & Gamble Co.	293,400	36,531,234
		58,830,673
Personal Products - 0.1%
Coty, Inc. Class A	359,421	4,201,631
Tobacco - 0.9%
Altria Group, Inc.	127,530	5,712,069
Philip Morris International, Inc.	339,328	27,634,872
		33,346,941

TOTAL CONSUMER STAPLES		231,170,671

ENERGY - 3.9%
Energy Equipment & Services - 0.2%
Baker Hughes, A GE Co. Class A	180,200	3,856,280
Halliburton Co.	38,440	739,970
Schlumberger Ltd.	117,500	3,841,075
		8,437,325
Oil, Gas & Consumable Fuels - 3.7%
Centennial Resource Development, Inc. Class A (a)	462,500	1,572,500
Cheniere Energy, Inc. (a)	60,900	3,748,395
Chevron Corp.	222,429	25,832,904
Cimarex Energy Co.	17,700	747,294
ConocoPhillips Co.	89,500	4,940,400
Devon Energy Corp.	232,400	4,713,072
Diamondback Energy, Inc.	69,400	5,951,744
EOG Resources, Inc.	189,800	13,155,038
Exxon Mobil Corp.	205,224	13,866,986
Hess Corp.	42,300	2,781,225
HollyFrontier Corp.	61,600	3,384,304
Marathon Petroleum Corp.	75,200	4,809,040
Noble Energy, Inc.	216,900	4,177,494
Occidental Petroleum Corp.	4,160	168,480
Parsley Energy, Inc. Class A	329,900	5,215,719
Phillips 66 Co.	119,000	13,901,580
Pioneer Natural Resources Co.	80,900	9,952,318
The Williams Companies, Inc.	107,800	2,405,018
Valero Energy Corp.	99,700	9,668,906
		130,992,417

TOTAL ENERGY		139,429,742

FINANCIALS - 12.6%
Banks - 4.8%
Bank of America Corp.	1,503,887	47,026,546
Citigroup, Inc.	451,284	32,429,268
First Horizon National Corp.	267,000	4,263,990
Huntington Bancshares, Inc.	1,326,557	18,744,250
KeyCorp	744,900	13,385,853
M&T Bank Corp.	51,500	8,061,295
PNC Financial Services Group, Inc.	74,700	10,958,490
Signature Bank	52,100	6,164,472
SunTrust Banks, Inc.	127,400	8,706,516
Wells Fargo & Co.	388,100	20,037,603
		169,778,283
Capital Markets - 1.8%
BlackRock, Inc. Class A	26,200	12,096,540
Cboe Global Markets, Inc.	131,300	15,119,195
E*TRADE Financial Corp.	285,352	11,924,860
Morgan Stanley	382,100	17,595,705
State Street Corp.	123,000	8,126,610
		64,862,910
Consumer Finance - 3.1%
Ally Financial, Inc.	260,300	7,972,989
American Express Co.	158,900	18,635,792
Capital One Financial Corp.	710,705	66,273,241
SLM Corp.	611,646	5,162,292
Synchrony Financial	358,600	12,683,682
		110,727,996
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	78,000	16,581,240
Insurance - 2.4%
American International Group, Inc.	377,100	19,971,216
Hartford Financial Services Group, Inc.	295,900	16,889,972
Marsh & McLennan Companies, Inc.	64,800	6,714,576
MetLife, Inc.	189,200	8,852,668
The Travelers Companies, Inc.	115,400	15,124,324
Willis Group Holdings PLC	94,500	17,662,050
		85,214,806

TOTAL FINANCIALS		447,165,235

HEALTH CARE - 13.5%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	92,600	9,760,040
Amgen, Inc.	166,903	35,592,065
Celgene Corp. (a)	137,200	14,821,716
Neurocrine Biosciences, Inc. (a)	62,000	6,168,380
Sarepta Therapeutics, Inc. (a)	20,100	1,669,506
Vertex Pharmaceuticals, Inc. (a)	137,700	26,917,596
		94,929,303
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	393,100	32,867,091
Becton, Dickinson & Co.	85,400	21,862,400
Boston Scientific Corp. (a)	753,610	31,425,537
Danaher Corp.	65,500	9,027,210
Hologic, Inc. (a)	84,500	4,082,195
Intuitive Surgical, Inc. (a)	34,800	19,242,660
Stryker Corp.	69,000	14,922,630
		133,429,723
Health Care Providers & Services - 2.7%
Cigna Corp.	27,000	4,818,420
HCA Holdings, Inc.	102,200	13,647,788
Humana, Inc.	61,100	17,975,620
Molina Healthcare, Inc. (a)	50,100	5,893,764
UnitedHealth Group, Inc.	218,100	55,113,870
		97,449,462
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	84,500	25,517,310
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	715,300	41,036,761
Eli Lilly & Co.	339,166	38,647,966
Horizon Pharma PLC (a)	277,000	8,008,070
Merck & Co., Inc.	265,000	22,964,900
Zoetis, Inc. Class A	119,000	15,222,480
		125,880,177

TOTAL HEALTH CARE		477,205,975

INDUSTRIALS - 9.4%
Aerospace & Defense - 1.0%
General Dynamics Corp.	21,900	3,871,920
Northrop Grumman Corp.	24,800	8,741,504
The Boeing Co.	24,400	8,293,804
United Technologies Corp.	91,448	13,130,104
		34,037,332
Air Freight & Logistics - 0.5%
FedEx Corp.	81,399	12,426,371
United Parcel Service, Inc. Class B	46,700	5,378,439
		17,804,810
Airlines - 0.5%
American Airlines Group, Inc.	621,865	18,693,262
Construction & Engineering - 1.1%
AECOM (a)	733,100	29,331,331
Jacobs Engineering Group, Inc.	107,400	10,050,492
		39,381,823
Electrical Equipment - 0.4%
Sensata Technologies, Inc. PLC (a)	276,700	14,164,273
Industrial Conglomerates - 1.7%
3M Co.	51,000	8,414,490
General Electric Co.	5,103,200	50,929,936
Honeywell International, Inc.	9,305	1,607,253
		60,951,679
Machinery - 1.0%
Allison Transmission Holdings, Inc.	261,200	11,390,932
Caterpillar, Inc.	26,100	3,596,580
WABCO Holdings, Inc. (a)	141,300	19,021,806
		34,009,318
Professional Services - 0.8%
Nielsen Holdings PLC	1,483,784	29,913,085
Road & Rail - 1.6%
CSX Corp.	196,900	13,836,163
Genesee & Wyoming, Inc. Class A (a)	73,600	8,171,808
Norfolk Southern Corp.	167,500	30,485,000
Union Pacific Corp.	28,000	4,632,880
		57,125,851
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	672,800	26,602,512

TOTAL INDUSTRIALS		332,683,945

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	8,500	2,078,845
Electronic Equipment & Components - 0.2%
Jabil, Inc.	162,536	5,984,576
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A	122,000	7,434,680
DXC Technology Co.	60,100	1,662,967
Fidelity National Information Services, Inc.	246,858	32,526,010
Genpact Ltd.	58,300	2,283,611
Global Payments, Inc.	76,900	13,009,942
GoDaddy, Inc. (a)	90,300	5,872,209
IBM Corp.	35,800	4,787,534
Leidos Holdings, Inc.	20,900	1,802,207
MasterCard, Inc. Class A	115,300	31,916,193
MongoDB, Inc. Class A (a)(b)	82,700	10,566,579
PayPal Holdings, Inc. (a)	226,600	23,589,060
Square, Inc. (a)	41,600	2,555,488
Twilio, Inc. Class A (a)	50,100	4,837,656
		142,844,136
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	290,900	9,870,237
Analog Devices, Inc.	41,800	4,457,134
Applied Materials, Inc.	259,100	14,058,766
Broadcom, Inc.	65,100	19,064,535
Intel Corp.	149,400	8,445,582
Lam Research Corp.	31,830	8,627,203
Marvell Technology Group Ltd.	616,900	15,046,191
Microchip Technology, Inc. (b)	48,500	4,573,065
Micron Technology, Inc. (a)	664,730	31,607,912
NVIDIA Corp.	103,580	20,821,652
ON Semiconductor Corp. (a)	729,868	14,889,307
Qorvo, Inc. (a)	22,600	1,827,436
Qualcomm, Inc.	160,404	12,902,898
Skyworks Solutions, Inc.	22,300	2,030,638
Xilinx, Inc.	12,800	1,161,472
		169,384,028
Software - 8.4%
Adobe, Inc. (a)	72,500	20,149,925
Autodesk, Inc. (a)	212,535	31,319,158
Cerence, Inc. (a)	15,925	246,838
Citrix Systems, Inc.	55,654	6,058,494
DocuSign, Inc. (a)	33,500	2,217,365
Elastic NV	76,500	5,508,765
HubSpot, Inc. (a)	10,900	1,690,590
Medallia, Inc. (b)	11,300	328,604
Microsoft Corp.	1,091,200	156,445,346
New Relic, Inc. (a)	15,100	967,306
Nuance Communications, Inc. (a)	127,401	2,079,184
Oracle Corp.	97,400	5,307,326
Palo Alto Networks, Inc. (a)	18,700	4,252,193
Parametric Technology Corp. (a)	54,600	3,653,286
RealPage, Inc. (a)	32,700	1,979,985
RingCentral, Inc. (a)	18,900	3,052,728
Salesforce.com, Inc. (a)	230,063	36,002,559
Splunk, Inc. (a)	19,400	2,327,224
SS&C Technologies Holdings, Inc.	54,400	2,829,344
Symantec Corp.	79,700	1,823,536
Workday, Inc. Class A (a)	43,800	7,102,608
Zendesk, Inc. (a)	28,900	2,041,785
		297,384,149
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	570,559	141,932,257
Western Digital Corp.	278,900	14,405,185
		156,337,442

TOTAL INFORMATION TECHNOLOGY		774,013,176

MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	28,900	6,163,214
Albemarle Corp. U.S.	6,200	376,588
Cabot Corp.	9,000	392,310
CF Industries Holdings, Inc.	42,795	1,940,753
Corteva, Inc.	93,467	2,465,659
DowDuPont, Inc.	151,674	9,996,833
Ecolab, Inc.	21,000	4,033,470
Element Solutions, Inc. (a)	52,000	564,720
FMC Corp.	27,600	2,525,400
Huntsman Corp.	39,600	876,348
International Flavors & Fragrances, Inc. (b)	17,000	2,074,170
Linde PLC	75,800	15,034,930
Olin Corp.	317,700	5,826,618
PPG Industries, Inc.	21,600	2,702,592
Sherwin-Williams Co.	10,300	5,894,896
The Chemours Co. LLC	426,361	6,996,584
The Scotts Miracle-Gro Co. Class A	5,000	501,950
W.R. Grace & Co.	7,000	465,150
		68,832,185
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	11,300	2,959,583
Vulcan Materials Co.	22,800	3,257,436
		6,217,019
Containers & Packaging - 0.4%
Aptargroup, Inc.	22,000	2,599,300
Avery Dennison Corp.	25,500	3,260,430
Ball Corp.	40,700	2,847,779
Crown Holdings, Inc. (a)	50,200	3,656,568
Packaging Corp. of America	4,400	481,624
		12,845,701
Metals & Mining - 0.2%
Newmont Goldcorp Corp.	101,700	4,040,541
Reliance Steel & Aluminum Co.	12,800	1,485,312
Royal Gold, Inc.	8,100	935,064
Steel Dynamics, Inc.	50,000	1,518,000
		7,978,917

TOTAL MATERIALS		95,873,822

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Alexandria Real Estate Equities, Inc.	45,200	7,175,500
American Homes 4 Rent Class A	358,300	9,484,201
American Tower Corp.	144,300	31,468,944
Corporate Office Properties Trust (SBI)	40,600	1,203,384
Equinix, Inc.	17,300	9,805,294
Equity Lifestyle Properties, Inc.	201,300	14,078,922
Omega Healthcare Investors, Inc.	81,200	3,576,048
Prologis, Inc.	208,100	18,262,856
Store Capital Corp.	104,200	4,220,100
VICI Properties, Inc.	305,200	7,187,460
Welltower, Inc.	125,600	11,390,664
Weyerhaeuser Co.	403,200	11,777,472
		129,630,845
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	48,100	2,575,755
Jones Lang LaSalle, Inc.	40,700	5,963,364
		8,539,119

TOTAL REAL ESTATE		138,169,964

UTILITIES - 3.1%
Electric Utilities - 1.7%
Edison International	147,600	9,284,040
Entergy Corp.	53,600	6,511,328
Exelon Corp.	304,800	13,865,352
FirstEnergy Corp.	137,500	6,644,000
NextEra Energy, Inc.	65,135	15,524,276
PPL Corp.	90,800	3,040,892
Southern Co.	107,400	6,729,684
		61,599,572
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	147,200	5,905,664
Vistra Energy Corp.	201,000	5,433,030
		11,338,694
Multi-Utilities - 1.1%
Dominion Energy, Inc.	251,214	20,737,716
Public Service Enterprise Group, Inc.	62,000	3,925,220
Sempra Energy	89,844	12,983,356
		37,646,292

TOTAL UTILITIES		110,584,558

TOTAL COMMON STOCKS
(Cost $2,398,792,471)		3,434,456,393
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.74% to 1.84% 12/26/19 to 1/2/20 (c)
(Cost $3,011,065)	3,020,000	3,012,043
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 1.83% (d)	100,330,942	$100,351,008
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	13,670,433	13,671,800
TOTAL MONEY MARKET FUNDS
(Cost $114,022,233)		114,022,808
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,515,825,769)		3,551,491,244
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(11,748,976)
NET ASSETS - 100%		$3,539,742,268

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	289	Dec. 2019	$43,867,310	$1,320,833	$1,320,833

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,685,916.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,460,088
Fidelity Securities Lending Cash Central Fund	8,247
Total	$1,468,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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